Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Health Care Services Portfolio
May 31, 2022
MED-NPRT1-0722
1.802180.118
Common Stocks - 96.4%
	Shares	Value ($)
Health Care Providers & Services - 94.7%
Health Care Distributors & Services - 6.9%
AmerisourceBergen Corp.	398,600	61,699,294
McKesson Corp.	90,500	29,746,445
		91,445,739
Health Care Facilities - 12.5%
Brookdale Senior Living, Inc. (a)(b)	1,874,200	10,682,940
Cano Health, Inc. (a)(b)	1,637,300	8,432,095
Encompass Health Corp.	239,500	15,696,830
HCA Holdings, Inc.	265,900	55,945,360
Rede D'Oregon Sao Luiz SA (c)	470,900	3,549,176
Surgery Partners, Inc. (a)(b)	804,900	31,552,080
Tenet Healthcare Corp. (a)	351,000	22,713,210
U.S. Physical Therapy, Inc. (b)	159,600	17,969,364
		166,541,055
Health Care Services - 27.4%
1Life Healthcare, Inc. (a)	147,200	1,246,784
agilon health, Inc. (a)(b)	1,069,300	20,423,630
Amedisys, Inc. (a)	66,800	7,742,788
Andlauer Healthcare Group, Inc.	184,939	7,046,061
CareMax, Inc. (a)(d)	379,900	1,777,932
CareMax, Inc. Class A (a)(b)	1,356,800	6,349,824
Chemed Corp.	59,800	28,967,120
Cigna Corp.	409,272	109,803,585
CVS Health Corp.	633,570	61,297,898
DaVita HealthCare Partners, Inc. (a)	112,100	10,928,629
Guardant Health, Inc. (a)	138,700	5,683,926
LHC Group, Inc. (a)	115,596	19,265,229
LifeStance Health Group, Inc. (b)	1,471,600	10,963,420
Oak Street Health, Inc. (a)(b)	805,127	15,200,798
Option Care Health, Inc. (a)	1,054,432	32,012,556
P3 Health Partners, Inc. (d)	250,000	1,140,000
Privia Health Group, Inc. (a)(b)	681,900	16,338,324
Quest Diagnostics, Inc.	49,400	6,966,388
		363,154,892
Managed Health Care - 47.9%
Alignment Healthcare, Inc. (a)(b)	738,496	7,887,137
Anthem, Inc.	123,902	63,141,698
Centene Corp. (a)	1,018,684	82,961,625
Humana, Inc.	235,400	106,925,742
Molina Healthcare, Inc. (a)	189,000	54,851,580
UnitedHealth Group, Inc.	644,150	320,000,836
		635,768,618
TOTAL HEALTH CARE PROVIDERS & SERVICES		1,256,910,304
Health Care Technology - 1.7%
Health Care Technology - 1.7%
Change Healthcare, Inc. (a)	591,500	14,249,235
Evolent Health, Inc. (a)	136,900	3,850,997
Phreesia, Inc. (a)	250,335	4,541,077
		22,641,309
TOTAL COMMON STOCKS (Cost $653,404,535)		1,279,551,613

Preferred Stocks - 0.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.3%
Health Care Technology - 0.3%
Health Care Technology - 0.3%
Aledade, Inc.:
Series B1(d)(e)	52,232	2,601,676
Series E1(d)(e)	40,149	1,999,822
		4,601,498
Nonconvertible Preferred Stocks - 0.2%
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
Thriveworks TopCo LLC Series B (d)(e)(f)	69,639	1,998,863

TOTAL PREFERRED STOCKS (Cost $6,002,672)		6,600,361

Money Market Funds - 7.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (g)	28,188,283	28,193,921
Fidelity Securities Lending Cash Central Fund 0.82% (g)(h)	71,940,729	71,947,923
TOTAL MONEY MARKET FUNDS (Cost $100,141,844)		100,141,844

TOTAL INVESTMENT IN SECURITIES - 104.4% (Cost $759,549,051)	1,386,293,818
NET OTHER ASSETS (LIABILITIES) - (4.4)%	(59,054,512)
NET ASSETS - 100.0%	1,327,239,306

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,549,176 or 0.3% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,518,293 or 0.7% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	2,000,000
Aledade, Inc. Series E1	5/20/22	1,999,998
CareMax, Inc.	12/18/20	3,799,000
P3 Health Partners, Inc.	5/25/21	2,500,000
Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	2,002,674

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	1,067,186	99,607,186	72,480,451	22,566	-	-	28,193,921	0.1%
Fidelity Securities Lending Cash Central Fund 0.82%	47,754,630	130,757,314	106,564,021	102,165	-	-	71,947,923	0.2%
Total	48,821,816	230,364,500	179,044,472	124,731	-	-	100,141,844

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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